Carrying Value and Estimated Fair Value of Financial Instruments (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Financial assets
Cash and due from banks	$ 21,561,288
Interest bearing deposits with banks	16,228,747
Securities available-for-sale	420,907,815
Net loans	362,114,991
Financial liabilities
Deposits	642,763,400
Federal Home Loan Bank advances	70,844,530
Securities Sold under Agreement to Repurchase	73,306,765
Carrying Amount
Financial assets
Cash and due from banks	21,561,288	35,407,715
Interest bearing deposits with banks	16,228,747	3,990,521
Securities available-for-sale	420,907,815	370,625,505
Net loans	361,936,495	382,580,529
Financial liabilities
Deposits	642,549,338	572,338,135
Federal Home Loan Bank advances	68,500,000	68,500,000
Securities Sold under Agreement to Repurchase	73,306,765	120,220,433
Fair Value
Financial assets
Cash and due from banks		35,407,715
Interest bearing deposits with banks		3,990,521
Securities available-for-sale		370,625,505
Net loans		382,174,094
Financial liabilities
Deposits		572,388,706
Federal Home Loan Bank advances		71,950,022
Securities Sold under Agreement to Repurchase		120,220,433
Fair Value, Inputs, Level 1
Financial assets
Cash and due from banks	21,561,288
Interest bearing deposits with banks	16,228,747
Financial liabilities
Deposits	394,298,501
Securities Sold under Agreement to Repurchase	73,306,765
Fair Value, Inputs, Level 2
Financial assets
Securities available-for-sale	418,101,562
Fair Value, Inputs, Level 3
Financial assets
Securities available-for-sale	2,806,253
Net loans	362,114,991
Financial liabilities
Deposits	248,464,899
Federal Home Loan Bank advances	$ 70,844,530